Financial Liabilities at Amortized Cost - Schedule of Financial Liabilities at Amortized Cost (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Financial Liabilities at Amortized Cost [Abstract]
Current accounts and other demand deposits	$ 14,630,797	$ 13,670,793
Saving accounts and time deposits	14,345,223	15,538,196
Obligations by repurchase agreements and securities lending	109,794	157,173
Borrowings from financial institutions	1,103,468	5,360,715
Debt financial instruments issued	9,690,069	9,360,065
Other financial obligations	284,479	339,305
Total	$ 40,163,830	$ 44,426,247